Earnings Per Share	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 4 — EARNINGS PER SHARE

On May 9, 2018, 77,339,828 shares of our common stock were distributed to Dover stockholders in conjunction with the Separation. See Note 1 — Basis Of Presentation And Separation for additional information. For comparative purposes, and to provide a more meaningful calculation of weighted-average shares outstanding, we have assumed the shares issued in conjunction with the Separation to be outstanding as of the beginning of each period prior to the Separation. In addition, we have assumed the potential dilutive securities outstanding as of May 8, 2018, were outstanding and fully dilutive in each of the periods prior to the Separation.

A reconciliation of the number of shares used for the basic and diluted earnings per share calculation was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except per share data)	2018	2017	2018	2017
Net income attributable to Apergy	$25,263	$18,421	$71,989	$50,444

Weighted-average number of shares outstanding	77,340	77,340	77,340	77,340
Dilutive effect of stock-based compensation	229	550	402	550

Total shares and dilutive securities	77,569	77,890	77,742	77,890

Basic earnings per share attributable to Apergy	$0.33	$0.24	$0.93	$0.65
Diluted earnings per share attributable to Apergy	$0.33	$0.24	$0.93	$0.65